Note 18 - Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
	2019	2018	2017
Expected dividends	1.60%	1.22%	1.27%
Expected term (in years)	7.14	9.35	7.79
Expected stock price volatility	25%	24%	26%
Risk-free rate	1.90%	2.83%	2.23%

Share-based Payment Arrangement, Option, Activity [Table Text Block]
	2019		2018		2017
		Weighted Average		Weighted Average		Weighted Average
	Shares	Exercise Price	Shares	Exercise Price	Shares	Exercise Price
Outstanding at beginning of year	277,820	$40.11	285,780	$39.31	183,747	$38.09
Granted	17,833	51.16	21,666	46.59	112,333	40.87
Exercised	(22,614)	35.78	(22,460)	37.07	(5,078)	29.65
Forfeited or expired	0	0	(7,166)	37.53	(5,222)	39.22
Outstanding at end of year	273,039	$41.19	277,820	$40.11	285,780	$39.31
Options and cash-settled SARs exercisable at year end	122,932	$40.19	94,951	$39.14	42,256	$36.66

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
	Options and Cash-Settled SARs Outstanding			Options and Cash-Settled SARs Exercisable
			Weighted Average			Weighted Average
Range of	Number		Remaining	Number		Remaining
Exercise	Outstanding at	Weighted Average	Contractual Term (In	Exercisable at	Weighted Average	Contractual Term (In
Prices	12/31/19	Exercise Price	Years)	12/31/19	Exercise Price	Years)
$28.00 - $38.00	20,065	$32.66	2.98	8,487	$32.35	2.78
$38.01 - $51.25	252,974	$41.86	6.68	114,445	$40.77	5.74
	273,039			122,932
Aggregate intrinsic value (in thousands)	$3,703			$1,790